Pensions and other post-employment benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 92	£ 97	£ 96
Past service cost/(credit)	3	18	3
Net interest (income)/cost	(4)	25	45
Gains from settlements	0	(2)	(6)
Remeasurement on defined benefit plans	133	506	71
Unfunded defined benefit pension schemes | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	92	97	96
Past service cost/(credit)	3	18	3
Net interest (income)/cost	(4)	25	46
Gains from settlements	0	(2)	(6)
Expenses	19	23	30
Amounts charged to operating profit	110	161	169
Remeasurement on defined benefit plans	148	456	111
Post-retirement benefits | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	17	14	12
Past service cost/(credit)	2	0	0
Net interest (income)/cost	41	43	47
Gains from settlements	0	0	0
Expenses	0	0	(1)
Amounts charged to operating profit	60	57	58
Remeasurement on defined benefit plans	(15)	50	(40)
UK | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	0	0	0
Past service cost/(credit)	2	18	3
Net interest (income)/cost	(30)	(15)	(5)
Gains from settlements	0	0	0
Expenses	13	12	14
Amounts charged to operating profit	(15)	15	12
Remeasurement on defined benefit plans	80	237	28
US | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	3	3	5
Past service cost/(credit)	1	0	0
Net interest (income)/cost	17	26	35
Gains from settlements	0	0	0
Expenses	6	11	16
Amounts charged to operating profit	27	40	56
Remeasurement on defined benefit plans	42	90	45
Rest of World | Continuing operations defined benefit pension and post-retirement healthcare scheme
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	89	94	91
Past service cost/(credit)	0	0	0
Net interest (income)/cost	9	14	16
Gains from settlements	0	(2)	(6)
Expenses	0	0	0
Amounts charged to operating profit	98	106	101
Remeasurement on defined benefit plans	£ 26	£ 129	£ 38